Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Cash dividend, per share	$ 0.76	$ 0.73	$ 0.73
Disclosure of reclassification amount:
Unrealized holding gains (losses) arising during the period	$ 2,683,179	$ (481,094)	$ 1,090,223
Less reclassification adjustment for gains included in net income	455,861	352,561	117,578
Net unrealized gains (losses) on securities	$ 2,227,318	$ (833,655)	$ 972,645